Schedule of Warrants Outstanding Exercise Price (Details) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants	232,888,660	147,319,757	147,219,360
Number of warrants exercisable	232,888,660	147,319,757	147,219,360
Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Dec. 31, 2025	Apr. 01, 2025	Apr. 01, 2025
Exercise price	$ 0.59	$ 0.37	$ 0.37
Number of warrants	32,895,200	40,538,969	40,538,969
Number of warrants exercisable	32,895,200	40,538,969	40,538,969
Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 09, 2026	Dec. 31, 2025	Dec. 31, 2025
Exercise price	$ 0.60	$ 0.59	$ 0.59
Number of warrants	17,112,500	32,895,200	32,895,200
Number of warrants exercisable	17,112,500	32,895,200	32,895,200
Warrants Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 16, 2026	Feb. 09, 2026	Feb. 09, 2026
Exercise price	$ 0.60	$ 0.60	$ 0.60
Number of warrants	2,881,580	17,112,500	17,112,500
Number of warrants exercisable	2,881,580	17,112,500	17,112,500
Warrants Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Mar. 27, 2026	Feb. 16, 2026	Feb. 16, 2026
Exercise price	$ 0.15	$ 0.60	$ 0.60
Number of warrants	51,633,727	2,881,580	2,881,580
Number of warrants exercisable	51,633,727	2,881,580	2,881,580
Warrants Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 08, 2027	Mar. 27, 2026	Mar. 27, 2026
Exercise price	$ 0.16	$ 0.15	$ 0.15
Number of warrants	1,680,591	51,633,727	51,633,727
Number of warrants exercisable	1,680,591	51,633,727	51,633,727
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 08, 2027	Aug. 08, 2027	Aug. 08, 2027
Exercise price	$ 0.15	$ 0.16	$ 0.16
Number of warrants	100,397	1,680,591	1,680,591
Number of warrants exercisable	100,397	1,680,591	1,680,591
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 08, 2027	Aug. 08, 2027	Aug. 08, 2027
Exercise price	$ 0.12	$ 0.15	$ 0.12
Number of warrants	476,793	100,397	476,793
Number of warrants exercisable	476,793	100,397	476,793
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Jun. 05, 2028	Aug. 08, 2027
Exercise price	$ 0.25	$ 0.12
Number of warrants	126,107,872	476,793
Number of warrants exercisable	126,107,872	476,793